Provision for Legal Claims (Details) - Schedule of judicial deposits - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Provision for Legal Claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	R$ 2,120	R$ 1,706
Labor [Member]
Provision for Legal Claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	339	378
Tax [Member]
Provision for Legal Claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	1,195	1,178
Civil [Member]
Provision for Legal Claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	152	150
Environmental [Member]
Provision for Legal Claims (Details) - Schedule of judicial deposits [Line Items]
Loss contingencies	R$ 434